Stockholders' Equity (Stock-based Compensation Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 5,253	$ 4,279	$ 3,343
Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	806	535	469
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	2,687	2,200	1,641
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	899	715	552
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	861	725	465
Discontinued operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 0	$ 104	$ 216